Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Other current assets
Other current assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	10,619	10,450
Value added tax receivables	1,644	1,031
Other assets	7,119	2,357

Total	19,382	13,838

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Prepaid expenses	1,414	1,906
Other assets	603	639

Total	2,017	2,545